Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 12,603,341	$ 530,400	$ 1,991,802
Prepaid expenses and other current assets	1,082,446	75,053	73,679
Total current assets	13,685,787	605,453	2,065,481
Fixed assets, net	0	0	322
Total assets	13,685,787	605,453	2,065,803
Current liabilities:
Accounts payable	769,863	104,276	337,184
Accrued and other current liabilities	425,369	133,477	155,040
License and settlement liability			500,000
Convertible subordinated promissory notes, net of discount	0	1,848,495
Related party convertible subordinated promissory notes, net of discount	0	1,140,984
Current portion of long-term debt, net of debt discount	0	556,160	730,547
Total current liabilities	1,195,232	3,783,392	1,722,771
Long-term debt, net of debt discount			553,191
Total liabilities	1,195,232	3,783,392	2,275,962
Stockholders' and Members' Deficit
Common stock value	833	0
Additional paid-in capital	45,919,140	0
Accumulated deficit	(33,429,418)	(28,079,798)	(24,843,268)
Total stockholders' and members' equity (deficit)	12,490,555	(3,177,939)	(210,159)
Total liabilities and stockholders' and members' equity (deficit)	13,685,787	605,453	2,065,803
Series 1 Preferred Units
Stockholders' and Members' Deficit
Preferred stock value	0	6,833,877	6,833,877
Series 1a Preferred Units
Stockholders' and Members' Deficit
Preferred stock value	0	4,380,081	4,361,331
Series 1a Preferred Warrant Units
Stockholders' and Members' Deficit
Preferred stock value	0	723,431	723,431
Series 1b Preferred Units
Stockholders' and Members' Deficit
Preferred stock value	0	4,119,595	4,119,595
Series 1c Preferred Units
Stockholders' and Members' Deficit
Preferred stock value	0	6,491,592	6,241,592
Class B Common Stock [Member]
Stockholders' and Members' Deficit
Common stock value	0	2,342,853	2,342,853
Class A Common Stock [Member]
Stockholders' and Members' Deficit
Common stock value	$ 0	$ 10,430	10,430
Series A Preferred Unit [Member]
Stockholders' and Members' Deficit
Preferred stock value			$ 0